Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	2,777,500
Proposed Maximum Offering Price per Unit | $ / shares	3.385
Maximum Aggregate Offering Price	$ 9,401,837.50
Amount of Registration Fee	$ 1,439.42
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Capital Market on September 8, 2025.Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.